Deferred Acquisition Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Acquisition Costs
Balance, January 1			$ 3.5	$ 1.8	$ 1.8	$ 0.6
Add:
Premium taxes and other acquisition costs					5.8	3.2
Direct commissions					0.8	0.1
Less:
Amortization of net deferred acquisition costs					(4.9)	(2.1)	$ (0.7)
Balance, December 31	$ 6.0		6.0		3.5	1.8	0.6
Other Insurance Expense
Amortization of net deferred acquisition costs					4.9	2.1	0.7
Period costs					9.5	7.5
Total other insurance expense	$ 6.3	$ 3.5	$ 16.3	$ 10.8	$ 14.4	$ 9.6	$ 4.2